Equity Investments in Unconsolidated Subsidiaries - Narrative (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended			12 Months Ended				3 Months Ended		9 Months Ended			9 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended		9 Months Ended				1 Months Ended	3 Months Ended		9 Months Ended				0 Months Ended	3 Months Ended		9 Months Ended				3 Months Ended		9 Months Ended				3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 LSC Entities	Dec. 31, 2013 LSC Entities	Sep. 30, 2014 800 Superior, LLC	Sep. 30, 2014 East Ninth & Superior, LLC	Sep. 30, 2014 Eight Hundred Superior NMTC investment Fund II	Sep. 30, 2014 American Tax Credit Georgia Fund III, LLC	Sep. 30, 2013 American Tax Credit Georgia Fund III, LLC	Sep. 30, 2014 American Tax Credit Georgia Fund III, LLC	Sep. 30, 2013 American Tax Credit Georgia Fund III, LLC	Dec. 31, 2013 American Tax Credit Georgia Fund III, LLC	Sep. 30, 2014 Minimum LSC Entities	Sep. 30, 2014 Maximum LSC Entities	Sep. 30, 2014 800 Superior, LLC	Sep. 30, 2013 800 Superior, LLC	Sep. 30, 2014 800 Superior, LLC	Sep. 30, 2013 800 Superior, LLC	Dec. 31, 2012 800 Superior, LLC sqft	Sep. 30, 2014 AmTrust Financial Services, Inc. LSC Entities	Mar. 28, 2013 AmTrust Financial Services, Inc. AMTCH	Aug. 31, 2011 800 Superior, LLC Building	Sep. 30, 2014 Unrelated Third Parties American Tax Credit Georgia Fund III, LLC	Sep. 30, 2014 VIE, Not primary beneficiary LSC Entities	Sep. 30, 2013 VIE, Not primary beneficiary LSC Entities	Sep. 30, 2014 VIE, Not primary beneficiary LSC Entities	Sep. 30, 2013 VIE, Not primary beneficiary LSC Entities	Dec. 31, 2013 VIE, Not primary beneficiary LSC Entities	Dec. 31, 2012 VIE, Not primary beneficiary LSC Entities	Jul. 31, 2010 VIE, Not primary beneficiary Tiger	Sep. 30, 2014 VIE, Not primary beneficiary Tiger	Sep. 30, 2013 VIE, Not primary beneficiary Tiger	Sep. 30, 2014 VIE, Not primary beneficiary Tiger	Sep. 30, 2013 VIE, Not primary beneficiary Tiger	Dec. 31, 2013 VIE, Not primary beneficiary Tiger	Dec. 31, 2012 VIE, Not primary beneficiary Tiger	Mar. 28, 2013 VIE, Not primary beneficiary AMTCH	Sep. 30, 2014 VIE, Not primary beneficiary AMTCH	Sep. 30, 2013 VIE, Not primary beneficiary AMTCH	Sep. 30, 2014 VIE, Not primary beneficiary AMTCH	Sep. 30, 2013 VIE, Not primary beneficiary AMTCH	Dec. 31, 2013 VIE, Not primary beneficiary AMTCH	Dec. 31, 2012 VIE, Not primary beneficiary AMTCH	Sep. 30, 2014 VIE, Not primary beneficiary 800 Superior, LLC	Sep. 30, 2013 VIE, Not primary beneficiary 800 Superior, LLC	Sep. 30, 2014 VIE, Not primary beneficiary 800 Superior, LLC	Sep. 30, 2013 VIE, Not primary beneficiary 800 Superior, LLC	Dec. 31, 2013 VIE, Not primary beneficiary 800 Superior, LLC	Dec. 31, 2012 VIE, Not primary beneficiary 800 Superior, LLC	Sep. 30, 2014 VIE, Not primary beneficiary East Ninth & Superior, LLC	Sep. 30, 2013 VIE, Not primary beneficiary East Ninth & Superior, LLC	Sep. 30, 2014 VIE, Not primary beneficiary East Ninth & Superior, LLC	Sep. 30, 2013 VIE, Not primary beneficiary East Ninth & Superior, LLC	Dec. 31, 2013 VIE, Not primary beneficiary East Ninth & Superior, LLC	Dec. 31, 2012 VIE, Not primary beneficiary East Ninth & Superior, LLC
Schedule of Equity Method Investments [Line Items]
Contribution amount to acquire equity investment																												$ 16,676	$ 15,715			$ 11,000			$ 10,708	$ 8,890			$ 12,136			$ 4,527	$ 6,375					$ 14	$ 1,225					$ 0	$ 0
Equity interest percentage acquired					50.00%		50.00%	50.00%	24.50%	34.74%		34.74%										50.00%	50.00%		65.26%								50.00%		50.00%				50.00%
Equity investment in unconsolidated subsidiaries										0		0		135												140,272	103,858	140,272	103,858	126,186	66,484		76,858	67,030	76,858	67,030	73,186	58,273	22,411	34,821	30,606	34,821	30,606	32,966	0	2,301	3,604	2,301	3,604	2,863	2,671	4,077	4,130	4,077	4,130	4,009	4,066
Difference between equity interest and consideration paid																																							10,275
Effective Discount Rate (EDR)					7.50%
Effective discount rate					13.90%	14.20%									12.50%	17.50%
Additional required capital to keep life settlement policies in-force	50.00%		50.00%
Cost of building																								7,500
Area of office lease space																					134,000
Term of lease																					15 years
Rent expense																	561	536	1,683	1,607
Equity in losses of unconsolidated subsidiaries	$ (1,611)	$ (128)	$ (3,098)	$ (452)						$ 0	$ (65)	$ (131)	$ (196)													$ (1,455)	$ 37	$ (2,590)	$ (752)				$ (2,382)	$ (2,132)	$ (7,036)	$ (133)				$ 572	$ 2,665	$ (2,672)	$ 1,820			$ (183)	$ (82)	$ (576)	$ (292)			$ 27	$ (83)	$ 68	$ 64